Inventories	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
INVENTORIES	NOTE 4:- INVENTORIES
	December 31,
	2025	2024

Raw materials	$1,608,888	$1,175,792
In process and finished products	1,252,200	1,433,522

	$2,861,088	$2,609,314